Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 841,162,169.68
Previously Paid Amount	0.00
Total Fee Amount	116,164.50
Total Offset Amount	0.00
Net Fee	$ 116,164.50